Leases - Summary of Supplemental Information Related to Operating Lease (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Supplemental Information Related To Operating Leases [Abstract]
Operating lease right-of-use assets	¥ 1,425,117	$ 206,622	¥ 2,245,571
Operating lease liabilities, current	693,496	100,547	969,494
Operating lease liabilities, non-current	678,000	98,301	1,244,096
Total operating lease liabilities	¥ 1,371,496	$ 198,848	¥ 2,213,590
Weighted average remaining lease term	2 years 6 months 14 days	2 years 6 months 14 days	2 years 9 months 14 days
Weighted average discount rate	6.90%	6.90%	6.80%